Long-term debt - Amended 2012 credit agreement (Details) € in Thousands, $ in Thousands			1 Months Ended
	May 20, 2021 EUR (€)	May 20, 2021 USD ($)	Nov. 26, 2014 EUR (€)	Oct. 30, 2012 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Nov. 26, 2014 USD ($)	Oct. 30, 2012 USD ($)
Amended 2012 credit agreement
Long-term debt
Maximum amount available			€ 3,527,054	€ 2,970,221			€ 2,497,008		$ 4,400,000	$ 3,850,000
Borrowings term (in years)				5 years
Extension term (in years)			2 years
Balance outstanding							€ 1,163,572
Amended 2012 credit agreement | USD | Weighted average
Long-term debt
Interest rate (as a percent)							1.21%	1.21%
Amended 2012 credit agreement | EUR | Weighted average
Long-term debt
Interest rate (as a percent)							0.88%	0.88%
Revolving credit facility USD
Long-term debt
Maximum amount available						$ 900,000	€ 733,436	$ 900,000
Letters of credit outstanding							886	1,087
Revolving credit facility EUR
Long-term debt
Maximum amount available					€ 600,000		600,000
USD term loan 5-year
Long-term debt
Maximum amount available							904,572	1,110,000
Balance outstanding							904,572	$ 1,110,000
Repayment of loans	€ 860,444	$ 1,050,000
EUR term loan 5-year
Long-term debt
Maximum amount available							259,000
Balance outstanding							€ 259,000
Repayment of loans	€ 245,000